FINANCIAL LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Disclosure of financial liabilities
The following table provides the break down of financial instruments and their associated financial instrument classifications as at December 31, 2017:

US$ MILLIONS	FVTPL	Available for sale securities	Loans and Receivables/ Other Liabilities
Financial Instrument Classification	(Fair Value)	(Fair Value through OCI)	(Amortized Cost)	Total
MEASUREMENT BASIS
Financial assets
Cash and cash equivalents	$—	$—	$374	$374
Accounts receivable and other	—	—	838	838
Financial assets (current and non-current)(1)	608	57	172	837
Marketable securities	—	85	—	85
Total	$608	$142	$1,384	$2,134

Financial liabilities
Corporate borrowings	$—	$—	$2,101	$2,101
Non-recourse borrowings (current and non-current)	—	—	8,063	8,063
Accounts payable and other	—	—	864	864
Preferred shares(2)	—	—	20	20
Financial liabilities (current and non-current)(1)	440	—	873	1,313
Total	$440	$—	$11,921	$12,361

(1)	Derivative instruments which are elected for hedge accounting totaling $464 million are included in Financial assets and $146 million of derivative instruments are included in Financial liabilities.

(2)	$20 million of preferred shares issued to wholly-owned subsidiaries of Brookfield.
The following table provides the break down of financial instruments and their associated financial instrument classifications as at December 31, 2016:

US$ MILLIONS	FVTPL	Available for sale securities	Loans and Receivables/ Other Liabilities
Financial Instrument Classification	(Fair Value)	(Fair Value through OCI)	(Amortized Cost)	Total
MEASUREMENT BASIS
Financial assets
Cash and cash equivalents	$—	$—	$786	$786
Accounts receivable and other	—	—	485	485
Financial assets (current and non-current)(1)	893	12	233	1,138
Marketable securities	—	3	—	3
Total	$893	$15	$1,504	$2,412

Financial liabilities
Corporate borrowings	$—	$—	$1,002	$1,002
Non-recourse borrowings (current and non-current)	—	—	7,324	7,324
Accounts payable and other	—	—	712	712
Preferred shares(2)	—	—	20	20
Financial liabilities (current and non-current)(1)	381	—	—	381
Total	$381	$—	$9,058	$9,439

(1)	Derivative instruments which are elected for hedge accounting totaling $722 million are included in Financial assets and $185 million of derivative instruments are included in Financial liabilities.

(2)	$20 million of preferred shares issued to wholly-owned subsidiaries of Brookfield.

US$ MILLIONS	2017	2016
Current:
Foreign currency forward contracts	$150	$47
Other financial liabilities	87	182
Total current financial liabilities	$237	$229

Non-current:
Interest rate swaps	$9	$34
Inflation swaps	84	97
Deferred consideration(1)	916	—
Other financial liabilities	67	21
Total non-current financial liabilities	$1,076	$152

(1)	The deferred consideration is related to the acquisitions completed during 2017. See Note 5, Acquisition of Businesses for further details.